Research and Development Costs - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and Development [Abstract]
Increase (decrease) in R&D costs net of credits and excluding contributions under the NRE funding agreements	€ 37,700
Increase (decrease) in percentage of R&D costs net of credits and excluding contributions under the NRE funding agreements	3.50%
Research and development costs	€ 1,105,763	€ 1,068,077	€ 1,074,035
Decrease in R&D costs (net of credits and excluding contributions under the NRE Funding Agreements from Participating Customers in the CCIP)		€ 6,000
Percentage decrease in R&D costs (net of credits and excluding contributions under the NRE Funding Agreements from Participating Customers in the CCIP)		0.60%